Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable from related parties	$ 1,408	$ 2,601	$ 910
Accounts receivable net of allowances	1,333	686	396
Deferred revenue from related parties current	6,325	12,912	11,772
Deferred revenue from related parties non current	$ 275	$ 1,385	$ 5,742
Convertible Preferred stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Convertible Preferred stock, Shares Authorized	0	17,744,445	15,077,778
Convertible Preferred stock, Shares Issued	0	14,061,508	12,976,122
Convertible Preferred stock, Shares Outstanding	0	14,012,935	12,927,549
Convertible Preferred stock, Liquidation Preference	$ 0	$ 608,449	$ 536,426
Preferred Stock, Par Value	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	100,000,000	0
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value		$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,300,000,000	220,000,000	220,000,000
Common Stock, Shares, Issued	235,637,199	42,338,679	41,393,622
Common Stock, Shares, Outstanding	234,235,243	42,302,845	41,393,622
Treasury Stock, Shares	1,401,956	35,834	0
Common Class A [Member]
Common Stock, Par Value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	200,131,318	200,131,318
Common Stock, Shares, Outstanding	199,647,646	199,647,646
Common Class B [Member]
Common Stock, Par Value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	29,950,326	29,950,326
Common Stock, Shares, Outstanding	29,032,042	29,032,042
Common Class C [Member]
Common Stock, Par Value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	5,555,555	5,555,555
Common Stock, Shares, Outstanding	5,555,555	5,555,555
Common Stock [Member]
Common Stock, Par Value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	220,000,000	220,000,000
Common Stock, Shares, Issued	42,338,679	42,338,679
Common Stock, Shares, Outstanding	42,302,845	42,302,845
Treasury Stock, Shares		35,834
Series A convertible preferred stock
Convertible Preferred stock, Par or Stated Value Per Share			$ 0.01
Convertible Preferred stock, Shares Authorized		3,200,000	3,200,000
Convertible Preferred stock, Shares Issued		3,178,650	3,178,650
Convertible Preferred stock, Shares Outstanding		3,130,077	3,130,077
Convertible Preferred stock, Liquidation Preference		$ 51,741	$ 50,176
Series B convertible preferred stock
Convertible Preferred stock, Par or Stated Value Per Share			$ 0.01
Convertible Preferred stock, Shares Authorized		833,334	833,334
Convertible Preferred stock, Shares Issued		787,725	787,725
Convertible Preferred stock, Shares Outstanding		787,725	787,725
Convertible Preferred stock, Liquidation Preference		$ 37,060	$ 35,878
Series C convertible preferred stock
Convertible Preferred stock, Par or Stated Value Per Share			$ 0.01
Convertible Preferred stock, Shares Authorized		13,711,111	11,044,444
Convertible Preferred stock, Shares Issued		10,095,133	9,009,747
Convertible Preferred stock, Shares Outstanding		10,095,133	9,009,747
Convertible Preferred stock, Liquidation Preference		$ 519,648	$ 450,372